Earnings (losses) Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Basic and Diluted Earning Per Share

The components of basic and diluted earnings (losses) per share are as follows:

	2010		2011		2012
	(In millions of Korean Won, except per share data)
Net income (loss) available for common shareholders (A)	￦	3,730	￦	14,928	￦	(12,224)
Weighted average outstanding shares of common shares (B)		6,948,900		6,948,900		6,948,900

Earnings (losses) per share Basic and diluted (A/B)	￦	537	￦	2,148	￦	(1,759)